Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of employee benefits [text block] [Abstract]
Schedule of post-employee benefits
	For the Year ended December 31
	2021	2020
	USD thousands	USD thousands
Short-term benefits	432	263
Post-employment benefits	292	265

Schedule of defined contribution plan in respect of its employees
	For the Year ended December 31
	2021	2020	2019
	USD thousands	USD thousands	USD thousands

Amount recognized as expense in respect of defined contribution plan	291	197	136